OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payroll and other employee related accruals	$ 3,995	$ 4,112
Vacation accrual	2,669	2,990
Royalties provision	929	500
Government authorities	468	667
Accrued expenses	7,146	9,351
Others	551	338
Other Payables And Accrued Expenses	$ 15,758	$ 17,958